INCOME TAX (CREDIT)/EXPENSE (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax (credit)/ expense
Irish Corporation tax		$ (312)	$ (258)	$ (51)
Foreign taxes	[1]	197	195	358
Adjustment in respect of prior years		(50)	(56)	150
Total current tax (credit)/expense		(165)	(119)	457
Deferred tax credit
Origination and reversal of temporary differences (see Note 15)	[2]	(841)	(2,031)	(5,969)
Origination and reversal of net operating losses (see Note 15)	[2]		1,625	4,298
Total deferred tax credit	[2]	(841)	(406)	(1,671)
Total income tax credit on continuing operations in statement of operations	[2]	(1,006)	(525)	(1,214)
Tax (credit)/charge on discontinued operations (see Note 10)	[2]		(590)	323
Total tax credit	[2]	$ (1,006)	$ (1,115)	$ (891)

[1]	In 2019, the foreign taxes relate primarily to Canada.
[2]	In 2019, there was a deferred tax credit of US$444,000 (2018: charge of US$369,000; 2017: credit of US$170,000) recognised in respect of Ireland and a deferred tax credit of US$397,000 (2018: credit of US$775,000; 2017: credit of US$1,501,000) recognised in respect of overseas tax jurisdictions.